SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Mar. 31, 2024
Supplemental Cash Flow Information [Abstract]
Disclosure of supplemental disclosure of cash flow [Table Text Block]
	March 31,	March 31,
	2024	2023
	$	$

Accounts and other receivables	272,478	(12,844)
Inventories	(70,251)	(2,183,501)
Prepaids and deposits	728,211	(181,606)
Accounts payable and accrued liabilities	(15,549)	(17,377)
Total change in non-cash working capital balances	914,889	(2,395,328)

Supplementary disclosures:

Change in accounts payable relating to property and equipment	$(105,264)	105,264

Disclosure of cash and cash equivalents [Table Text Block]

Cash and cash equivalents are comprised of:	March 31,	March 31,
	2024	2023
	$	$

Cash in bank	521,420	157,317
Cashable guaranteed investment certificate, variable rate, maturing January 2025	3,000,000	10,000,000
Cashable guaranteed investment certificate, variable rate, redeemed December 2023	-	200,000
Total cash and cash equivalents	3,521,420	10,357,317